Net loss per share and Unaudited Pro Forma per Share of Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Computation of Basic and Diluted Net Loss Per Share

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Net loss attributable to common stockholders – basic and diluted	$(13,834)	$(5,009)	$(67,419)	$(12,683)

Weighted-average shares outstanding	24,194,808	250,991	17,137,647	178,023
Less: weighted average shares subject to repurchase	—	(246)	—	(246)

Weighted-average shares used to compute basic and diluted net loss per share	24,194,808	250,745	17,137,647	177,777

Basic and diluted net loss per common share	$(0.57)	$(19.98)	$(3.93)	$(71.34)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company (in thousands, except per share data):

	December 31,
	2012	2013

Net loss – basic and diluted	$(13,217)	$(18,497)

Weighted-average shares outstanding	130,718	450,061
Less: weighted average shares subject to repurchase	(15,499)	(61)

Weighted average shares used to compute basic and diluted net loss per share	115,219	450,000

Basic and diluted net loss per common share	$(114.71)	$(41.10)

Summary of Potentially Dilutive Securities Excluded from Computation of Diluted Shares Outstanding

The following potentially dilutive securities outstanding at the end of the periods presented have been excluded from the computation of diluted shares outstanding:

	September 30,
	2014	2013
Convertible preferred stock	—	8,945,252
Warrants to purchase convertible preferred stock (1)	—	173,910
Options to purchase common stock	2,477,446	828,382
Restricted stock units	104,821	—

(1)	Assumes exercise of warrants to purchase convertible preferred stock at $5.17 per share.

The following potentially dilutive securities outstanding at the end of the years presented have been excluded from the computation of diluted shares outstanding:

	December 31,
	2012	2013
Convertible preferred stock	5,991,757	10,491,140
Warrants to purchase convertible preferred stock(1)	173,912	173,912
Options to purchase common stock	462,471	1,403,655
Convertible notes	885,024	—

(1)	Assumes exercise of warrants to purchase convertible preferred stock at $5.17 per share.

Pro Forma [Member]
Summary of Computation of Basic and Diluted Net Loss Per Share

Unaudited pro forma basic and diluted loss per share attributable to common stockholders is computed as follows (in thousands, except per share data):

December 31, 2013
(unaudited)
Pro forma loss per share—basic and diluted
Numerator:
Net loss—basic and diluted	$(18,497)
Interest expense related to convertible notes	128
Change in fair value of convertible preferred stock warrant liability	41
Change in fair value of convertible preferred stock call option liability	(969)

Adjusted net loss attributable to common stockholders	$(19,297)

Denominator:
Weighted-average shares used to compute basic and diluted net loss per share	450,000
Adjustment for assumed effect of conversion of convertible notes into common stock	14,574
Adjustment for assumed exercise of preferred stock warrants	128,908
Adjustments to reflect the assumed conversion of convertible preferred stock	9,104,881

Pro forma weighted average number of shares outstanding—basic and diluted net loss per share	9,698,363

Pro forma net loss per share—basic and diluted	$(1.99)